Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Transfers and Servicing [Abstract]
Beginning balance		¥ 57,705	¥ 31,572
Increase mainly from loans sold with servicing retained	[1]	17,434	33,061
Decrease mainly from amortization		(12,597)	(6,229)
Increase (Decrease) from the effects of changes in foreign exchange rates		1,212	(699)
Ending balance		¥ 63,754	¥ 57,705

[1]	Increase mainly from loans sold with servicing retained includes increases in connection with acquisitions of subsidiaries.